CONSOLIDATED STATEMENTS OF EARNINGS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net sales	$ 19,429,273	$ 20,023,564	$ 15,844,627
Costs, expenses and other:
Cost of products sold (Notes 1, 6, 14 and 18)	17,915,735	18,142,144	15,060,882
Marketing, administrative and other expenses (Notes 1, 3 and 10)	454,900	439,528	331,455
Equity in losses of unconsolidated affiliates (Note 10)	13,323	10,043	32,082
Impairment of non-current assets (Note 10)	30,000	13,943
Interest expense, net (Note 19)	162,375	166,094	153,093
Costs, expenses and other, total	18,576,333	18,771,752	15,577,512
Earnings before income taxes and noncontrolling interests	852,940	1,251,812	267,115
Provision for income taxes (Note 20)	259,814	390,828	60,792
Net earnings	593,126	860,984	206,323
Earnings attributable to noncontrolling interests	88,507	82,796	72,231
Net earnings attributable to Nucor stockholders	$ 504,619	$ 778,188	$ 134,092
Net earnings per share (Note 21):
Basic	$ 1.58	$ 2.45	$ 0.42
Diluted	$ 1.58	$ 2.45	$ 0.42